MINIMUM CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
MINIMUM CAPITAL REQUIREMENTS
Schedule of minimum capital requirement in accordance with the rules of Agrentine Cental Bank

As stated above under "Presentation of Financial and Other Information", we have prepared our audited consolidated financial statements for 2019, 2018 and 2017 under IFRS, Minimum capital requirement has been prepared in accordance with the rules of the Argentine Central Bank, which is not comparable to data prepared under IFRS,

	Year ended December 31,(2)
	2020	2019	2018
	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	9,047,140	7,164,842	6,090,341
Allocated to Bank premises and equipment, intangible assets and equity investment assets	1,350,035	826,133	370,233
Market risk	551,765	251,739	301,724
Interest rate risk	—	—	—
Public sector and securities in investment account,	27,651	11,472	96,882
Operational risk	3,233,793	2,349,952	1,486,516
Required minimum capital under Central Bank rules	14,210,384	10,604,138	8,345,696
Basic net worth	30,242,263	16,991,091	11,847,865
Complementary net worth	1,090,865	1,033,734	1,163,939
Deductions	(7,028,227)	(2,999,716)	(867,798)
Total capital under Central Bank rules	24,304,901	15,025,109	12,144,006
Excess capital	10,094,517	4,420,971	3,798,310
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets(1)	19.29%	11.60%	11.90%
Average shareholders’ equity as a percentage of average total assets	11.16%	10.40%	9.90%
Total liabilities as a multiple of total shareholders’ equity	7.5x	7.1x	9.4x
Cash as a percentage of total deposits	20.31%	28.20%	35.10%
Tier 1 Capital / Risk weighted assets	13.35%	10.80%	10.80%